Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of disaggregate the revenue [Abstract]
Market data services	$ 73,524	$ 75,044	$ 26,882
Investor relations management services	21,113	86,788
Commissions	643,145	33,680
Other revenue	4,343	5,285
Total revenues	$ 742,125	$ 200,797	$ 26,882